Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments
Schedule of equity accounted investments

Equity-accounted investments

	2019				2018
	Investments in				Investments in
	unconsolidated entities	Joint			unconsolidated entities	Joint
(€ million)	controlled by Eni	ventures	Associates	Total	controlled by Eni	ventures	Associates	Total
Carrying amount - beginning of the year	95	5,497	1,452	7,044	116	2,332	1,063	3,511
Changes in accounting policies (IFRS 9 and 15)	—	—	—	—		(34)	(3)	(37)
Changes in accounting policies (IAS 28)	—	22	—	22
Carrying amount restated - beginning of the year	95	5,519	1,452	7,066	116	2,298	1,060	3,474
Additions and subscriptions	6	76	2,910	2,992		28	92	120
Divestments and reimbursements	(5)	—	(17)	(22)	(33)	(3)	(115)	(151)
Share of profit of equity-accounted investments	6	80	75	161	8	16	385	409
Share of loss of equity-accounted investments	(10)	(157)	(17)	(184)	(5)	(415)	(10)	(430)
Deduction for dividends	(4)	(1,073)	(61)	(1,138)	(6)	(19)	(25)	(50)
Change in the scope of consolidation	1	—	—	1		3,448		3,448
Currency translation differences	2	67	17	86	2	25	54	81
Other changes	(5)	80	(2)	73	13	119	11	143
Carrying amount - end of the year	86	4,592	4,357	9,035	95	5,497	1,452	7,044

Schedule of net carrying amount of equity-accounted investments

Net carrying amount related to the following companies:

	December 31, 2019		December 31, 2018
	Net carrying	% of the	Net carrying	% of the
(€ million)	amount	investment	amount	investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	30	100.00	31	100.00
Other (*)	56		64
	86		95
Joint ventures
Vår Energi AS	2,518	69.60	3,498	69.60
Saipem SpA	1,250	30.99	1,228	30.99
Unión Fenosa Gas SA	326	50.00	335	50.00
Cardón IV SA	148	50.00	98	50.00
Gas Distribution Company of Thessaloniki - Thessaly SA	139	49.00	137	49.00
Lotte Versalis Elastomers Co Ltd	74	50.00	75	50.00
PetroJunín SA	53	40.00	47	40.00
AET - Raffineriebeteiligungsgesellschaft mbH	35	33.33	32	33.33
Other (*)	49		47
	4,592		5,497
Associates
Abu Dhabi Oil Refining Co (Takreer)	2,829	20.00
Angola LNG Ltd	1,159	13.60	1,106	13.60
Coral FLNG SA	102	25.00	102	25.00
Novamont SpA	71	25.00	67	25.00
United Gas Derivatives Co	69	33.33	62	33.33
Commonwealth Fusion Systems Llc(a)	37		42
Other (*)	90		73
	4,357		1,452
	9,035		7,044

(a) The ownership cannot be determined.
(*) Each individual amount included herein was lower than €25 million.

Schedule of market value of investments listed in regulated stock markets

As of December 31, 2019, the market value of the investments listed in regulated stock markets was as follows:

Saipem SpA
Number of shares held	308,767,968
% of the investment	30.99
Share price (€)	4.356
Market value (€ million)	1,345
Book value (€ million)	1,250

Schedule of additional information about other investments

(€ million)	2019	2018
Carrying amount – beginning of the year	919	219
Changes in accounting policies (IFRS 9)	—	681
Carrying amount restated – beginning of the year	919	900
Additions and subscriptions	11	5
Change in the fair value	(3)	15
Divestments and reimbursements	(12)	(22)
Currency translation differences	15	31
Other changes	(1)	(10)
Carrying amount – end of the year	929	919